Merger Agreement - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025
Business Acquisition
Transaction costs in connection with the Merger	$ 4,124	$ 4,100
Tvardi's transaction costs associated with the Merger
Business Acquisition
Transaction cost recorded in accrued expense	$ 400	400		$ 400
Merger related cost paid in cash			$ 1,300	$ 3,700
Transaction costs in connection with the Merger		$ 4,100